Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Stock Option Activity - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Exercisable as of March 31, 2015	7,321,779	5,934,303	2,330,650
Exercisable as of March 31, 2015	$ 0.07	$ 0.09	$ 0.28